Borrowings - Composition of borrowings (Details) £ in Millions, $ in Billions	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 GBP (£)	Jul. 31, 2022 GBP (£)	Jul. 31, 2022 USD ($)	Jul. 17, 2022
Borrowings
Current	£ (656)	£ (437)
Non-current	(8,800)	(10,003)
Total borrowings	(9,456)	(10,440)
Commercial paper
Borrowings
Current		(302)
Total borrowings		(302)
Commercial paper | Euro
Borrowings
Nominal value			£ 2,000
Commercial paper | USD
Borrowings
Nominal value | $				$ 10
Loan and overdrafts
Borrowings
Current	(60)	(91)
Total borrowings	(60)	(91)
Lease liabilities
Borrowings
Current	(48)	(44)
Non-current	(89)	(117)
Total borrowings	(137)	(161)
Non-voting preference shares
Borrowings
Non-current	(25)	(25)
Total borrowings	(25)	(25)
Interest rate					9.50%
Bonds
Borrowings
Current	(548)
Non-current	(8,686)	(9,861)
Total borrowings	£ (9,234)	£ (9,861)